CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Other comprehensive income/(loss), net of tax	¥ 0		¥ 0	¥ 0
Foreign currency translation difference, tax	0		0	0
Costs of revenues
Services rendered from related party	5,166,381	$ 810,718	4,570,292	1,424,786
Sales and marketing
Services rendered from related party	2,857,063	448,336	4,166,230	0
Research and development expenses
Services rendered from related party	¥ 604,605	$ 94,876	¥ 1,850,321	¥ 873,288